Accounts receivable, net (Summary of Details of Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Details of the Company's allowance for doubtful accounts
Balance at beginning of the year
Additions charged to general and administrative expenses	$ 752	¥ 4,870
Balance at end of the year		¥ 4,870